Supplemental Combined Financial Statement Information - Schedule of Supplemental Information Regarding Consolidated Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Cash paid for interest	$ 38	$ 23	$ 24
Cash (refunds) payments of income taxes, net	1,260	9,622	7,602
Non-cash investing and financing transactions:
Accrued cash dividends payable to parent	35,000	0	0
Accrued but unpaid purchases of property and equipment	2,636	3,399	2,352
Inventory transfers to property and equipment	894	825	1,699
Liabilities for contingent consideration in business combinations	0	7,023	6,975
Finance leases of property and equipment	0	3,117	0
Leasehold improvements funded by lease incentives	$ 0	$ 250	$ 0